Lease (Details)	Dec. 31, 2022 USD ($)
2023	$ 83,235
2024	18,871
2025	18,871
2026	17,299
Total future minimum lease payments	138,276
Less: Imputed interest	12,890
Present value of lease liabilities	$ 125,386
Remaining lease term (in years)	3 years 11 months 1 day
Operating Lease Liabilities [Member]
2023	$ 64,364
2024
2025
2026
Total future minimum lease payments	64,364
Less: Imputed interest	2,251
Present value of lease liabilities	$ 62,113
Remaining lease term (in years)	9 months 21 days
Finance Lease Liability [Member]
2023	$ 18,871
2024	18,871
2025	18,871
2026	17,299
Total future minimum lease payments	73,912
Less: Imputed interest	10,639
Present value of lease liabilities	$ 63,273
Remaining lease term (in years)	3 years 11 months 1 day